GuideMark® Emerging Markets Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	COMMON STOCKS - 87.18%
	Argentina - 0.33%
932	Globant SA - ADR (a)(b)	$204,276
26,700	YPF SA - ADR (a)	124,956
		329,232
	Bermuda - 0.18%
39,664	Hopson Development Holdings Ltd.	181,780
	Brazil - 4.28%
43,485	Ambev SA	149,152
40,245	B3 SA - Brasil Bolsa Balcao	135,531
18,352	Banco do Brasil SA	118,514
9,447	Banco Inter SA	148,339
31,060	BB Seguridade Participacoes SA	144,815
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	112,289
23,742	Cia Siderurgica Nacional SA	208,885
44,925	Hapvida Participacoes e Investimentos SA	139,550
49,607	JBS SA	291,131
20,630	Klabin SA (a)	108,588
13,119	Lojas Renner SA	117,321
49,351	Magazine Luiza SA	209,854
13,627	Natura & Co., Holding SA (a)	154,769
54,732	Petroleo Brasileiro SA	334,303
50,179	Raia Drogasil SA	250,199
9,594	SUZANO SA (a)	115,542
49,899	Vale SA	1,134,059
51,477	Via Varejo SA (a)	163,214
40,616	WEG SA	274,704
		4,310,759
	Cayman Islands - 4.62%
1,961	Bilibili, Inc. - ADR (a)	238,928
61,703	China Evergrande Group	80,250
26,659	China Meidong Auto Holdings, Ltd.	145,234
19,609	Country Garden Services Holdings Co., Ltd.	211,581
1,983	Daqo New Energy Corp. - ADR (a)	128,935
21,462	Haidilao International Holding, Ltd.	113,012
26,013	Haitian International Holdings Ltd.	87,114
1,421	I-Mab - ADR (a)	119,293
1,555	JOYY, Inc. - ADR	102,583
44,532	Kingboard Laminates Holdings Ltd.	99,995
3,751	Kuaishou Technology (a)	94,335
28,067	Meituan (a)	1,157,796
8,716	NIO, Inc. - ADR (a)	463,691
84,965	Perennial Energy Holdings Ltd.	20,057
3,123	Pinduoduo, Inc. - ADR (a)	396,683
1,563	Silergy Corp.	212,136
76,974	Topsports International Holdings, Ltd.	125,867
16,403	Wuxi Biologics Cayman, Inc (a)	300,344
62,913	Xiaomi Corp. (a)	218,806
72,489	Yadea Group Holdings, Ltd.	155,699
1,024	Zai Lab Ltd. - ADR (a)	181,238
		4,653,577
	Chile - 0.34%
96,093	Cencosud SA	191,181
34,490	Falabella SA	153,521
		344,702
	China - 19.40%
373,865	Agricultural Bank of China, Ltd. - Series H	129,733
19,218	Alibaba Group Holding, Ltd. - ADR (a)	4,358,258
25,182	Anhui Conch Cement Co., Ltd.	133,482
14,532	ANTA Sports Products, Ltd.	341,077
2,593	Baidu, Inc. - ADR (a)	528,713
877,670	Bank of China, Ltd. - Series H	315,138
246,960	Bank of Communications Co., Ltd. - Series H	165,890
4,540	Baozun, Inc. - ADR (a)(b)	160,898
287	BeiGene, Ltd. - ADR (a)(b)	98,496
5,713	BYD Co., Ltd.	171,483
569,672	China Cinda Asset Management Co., Ltd. - Series H	108,531

268,528	China CITIC Bank Corp., Ltd. - Series H	127,137
324,598	China Communications Services Corp., Ltd. - Series H	162,091
780,597	China Construction Bank Corp. - Series H	612,537
347,000	China Everbright Bank Co., Ltd. - Series H	141,662
185,323	China Hongqiao Group, Ltd.	250,946
68,256	China Longyuan Power Group Corp. Ltd.	117,517
26,705	China Merchants Bank Co., Ltd. - Series H	227,478
230,247	China Minsheng Banking Corp., Ltd. - Series H	110,222
170,617	China National Building Material Co., Ltd.	200,345
273,247	China Petroleum & Chemical Corp. - Series H	138,881
346,614	China Resources Pharmaceutical Group, Ltd.	215,857
221,635	Chongqing Rural Commercial Bank Co., Ltd. - Series H	87,586
125,120	COSCO SHIPPING Holdings Co., Ltd. - Series H (a)	314,411
177,622	CSPC Pharmaceutical Group, Ltd.	256,567
151,783	Dongfeng Motor Group Co., Ltd. - Series H	136,245
50,659	Great Wall Motor Co., Ltd. - Series H	163,250
74,738	Guangzhou R&F Properties Co., Ltd. - Series H	85,356
500,755	Industrial & Commercial Bank of China Ltd. - Series H	293,452
8,785	JD.com, Inc. - ADR (a)	701,131
305,806	Kaisa Group Holdings, Ltd.	115,633
158,377	Lenovo Group, Ltd.	181,880
47,695	Li Ning Co., Ltd.	581,798
18,881	Longfor Properties Co., Ltd.	105,170
9,511	Momo, Inc. - ADR	145,613
4,590	NetEase, Inc. - ADR	528,997
242,544	PetroChina Co. - Series H	118,776
172,318	PICC Property & Casualty Co., Ltd. - Series H	150,731
52,932	Ping An Insurance Group Co. of China, Ltd. - Series H	517,431
57,018	Shanghai Pharmaceuticals Holding Co., Ltd.	124,523
3,814	Shenzhou International Group Holdings Ltd.	96,314
42,707	Sinotruk Hong Kong, Ltd.	91,521
27,015	Sunac China Holdings Ltd.	92,636
5,944	Sunny Optical Technology Group Co., Ltd.	187,727
58,397	Tencent Holdings, Ltd.	4,396,857
136,824	Tingyi Cayman Islands Holding Corp.	273,159
100,731	Uni-President China Holdings, Ltd.	111,141
14,454	Vipshop Holdings, Ltd. - ADR (a)	290,236
20,942	Yihai International Holding, Ltd.	140,647
5,175	Yum China Holdings, Inc.	342,844
74,293	Zijin Mining Group Co., Ltd.	99,693
		19,547,697
	Cyprus - 0.23%
2,617	TCS Group Holding Plc (d)	229,101
	Egypt - 0.26%
54,211	Commercial International Bank Egypt SAE (a)	180,308
71,098	Fawry for Banking & Payment Technology Services SAE (a)	86,165
		266,473
	Hong Kong - 1.98%
34,569	Beijing Enterprises Holdings, Ltd.	122,647
332,982	Bosideng International Holdings, Ltd.	237,928
19,947	BYD Electronic International Co., Ltd.	131,114
378,009	China Jinmao Holdings Group, Ltd.	126,478
40,216	China Mengniu Dairy Co., Ltd.	242,955
15,171	China Resources Beer Holdings Co., Ltd.	136,060
63,200	China Taiping Insurance Holdings Co., Ltd.	105,063
114,947	CIFI Holdings Group Co., Ltd.	89,662
114,461	CITIC Ltd.	123,251
43,417	Kingboard Chemical Holdings, Ltd.	240,717
195,089	Kunlun Energy Co., Ltd.	179,597
134,762	Sino Biopharmaceutical, Ltd.	132,031
122,592	Yuexiu Property Co., Ltd.	129,151
		1,996,654
	Hungary - 0.28%
16,022	MOL Hungarian Oil & Gas Plc (a)	127,489
5,750	Richter Gedeon Nyrt	153,079
		280,568
	India - 10.77%
8,456	Adani Enterprises Ltd. (a)	171,829
14,887	Adani Green Energy, Ltd. (a)	225,617
14,168	Adani Ports & Special Economic Zone, Ltd.	134,385
8,380	Adani Total Gas Ltd.	115,216
7,479	Adani Transmission Ltd.	106,778
2,929	Apollo Hospitals Enterprise, Ltd.	142,734

6,122	Asian Paints, Ltd.	246,808
12,157	Aurobindo Pharma, Ltd.	158,046
1,287	Bajaj Finance Ltd.	104,387
14,421	Cholamandalam Investment and Finance Co., Ltd.	99,765
9,076	Cipla, Ltd.	118,746
7,870	Colgate-Palmolive India, Ltd.	178,636
15,965	Dabur India, Ltd.	122,240
3,167	Divi’s Laboratories, Ltd.	187,949
4,115	Dr. Reddy’s Laboratories, Ltd.	300,881
14,668	Grasim Industries, Ltd.	296,208
10,325	Havells India, Ltd.	136,320
36,488	HCL Technologies, Ltd.	483,389
4,354	HDFC Asset Management Co., Ltd.	171,109
11,862	HDFC Life Insurance Co., Ltd.	109,647
45,384	Hindalco Industries, Ltd.	227,814
27,604	Hindustan Petroleum Corp Ltd.	109,021
4,109	Hindustan Unilever, Ltd.	136,773
10,869	Housing Development Finance Corp., Ltd.	362,733
25,648	ICICI Bank, Ltd.	218,352
5,071	ICICI Lombard General Insurance Co., Ltd.	107,002
93,845	Indian Oil Corp Ltd.	136,440
53,281	Infosys, Ltd.	1,127,159
4,904	Ipca Laboratories, Ltd.	133,750
15,477	JSW Steel Ltd.	142,751
4,646	Larsen & Toubro Infotech, Ltd.	254,785
19,797	Marico, Ltd.	141,440
30,067	Motherson Sumi Systems Ltd.	98,114
5,758	Muthoot Finance, Ltd.	114,891
1,127	Nestle India, Ltd.	267,613
142,033	Oil & Natural Gas Corp., Ltd.	225,410
370	Page Industries, Ltd.	147,105
4,322	Pidilite Industries, Ltd.	125,340
125,009	REC, Ltd.	250,208
16,842	Reliance Industries, Ltd.	478,925
5,041	Shriram Transport Finance Co., Ltd.	91,313
10,654	Tata Consultancy Services, Ltd.	480,129
16,464	Tata Consumer Products, Ltd.	167,254
45,516	Tata Motors, Ltd. (a)	208,761
20,359	Tata Steel, Ltd.	320,335
17,092	Tech Mahindra, Ltd.	252,205
3,068	Torrent Pharmaceuticals, Ltd.	119,857
139,798	Vedanta, Ltd.	495,487
40,542	Wipro, Ltd.	297,536
		10,849,193
	Indonesia - 1.06%
1,216,789	Adaro Energy Tbk PT	101,276
637,700	Aneka Tambang Tbk	101,444
280,521	Astra International Tbk PT	95,740
233,522	Indah Kiat Pulp & Paper Corp. Tbk PT	120,185
296,654	Indofood Sukses Makmur Tbk PT	126,420
1,215,482	Kalbe Farma Tbk PT	117,507
463,270	Telekomunikasi Indonesia Persero Tbk PT	100,694
562,705	Tower Bersama Infrastructure Tbk PT	124,706
260,065	Unilever Indonesia Tbk PT	88,811
66,216	United Tractors Tbk PT	92,639
		1,069,422
	Luxembourg - 0.09%
9,481	Adecoagro SA - ADR (a)	95,189
	Mexico - 1.50%
400,485	America Movil SAB de CV - Series L	301,358
484,811	Cemex SAB de CV (a)	408,103
70,159	Grupo Bimbo SAB de CV - Series A	154,509
53,835	Grupo Mexico SAB de CV - Series B	253,754
35,712	Orbia Advance Corp SAB de CV	93,356
93,130	Wal-Mart de Mexico SAB de CV	304,189
		1,515,269
	Philippines - 0.22%
5,802	Globe Telecom, Inc.	218,697
	Poland - 0.69%
2,908	Dino Polska SA (a)	213,615
1,857	KGHM Polska Miedz SA	91,370
62,574	Orange Polska SA (a)	110,120
62,689	PGE Polska Grupa Energetyczna SA (a)	154,726
69,306	Polskie Gornictwo Naftowe i Gazownictwo SA	121,270
		691,101

	Qatar - 0.76%
91,205	Masraf Al Rayan QSC	111,697
137,960	Ooredoo QPSC	276,546
27,710	Qatar Islamic Bank SAQ	131,586
50,280	Qatar National Bank QPSC	247,879
		767,708
	Republic of Korea - 14.26%
925	Amorepacific Corp.	206,949
512	Celltrion, Inc. (a)	122,027
8,743	Cheil Worldwide, Inc.	195,147
467	CJ CheilJedang Corp.	191,156
1,860	CJ Corp.	176,563
791	CJ ENM Co. Ltd.	128,267
658	CJ Logistics Corp. (a)	103,331
3,929	DB Insurance Co., Ltd.	191,330
784	E-MART, Inc.	111,289
321	Green Cross Corp.	93,720
6,073	GS Engineering & Construction Corp.	231,229
5,093	GS Holdings Corp.	209,402
5,533	Hana Financial Group, Inc.	226,750
4,323	Hankook Tire Co., Ltd.	198,358
2,458	Hanwha Chemical Corp. (a)	97,076
4,996	HMM Co., Ltd. (a)	194,770
4,188	Hyundai Engineering & Construction Co., Ltd.	216,798
441	Hyundai Mobis Co., Ltd.	114,365
562	Hyundai Motor Co.	119,583
3,424	Hyundai Steel Co.	163,465
16,741	Industrial Bank of Korea	156,268
3,565	Kakao Corp.	516,364
4,354	KB Financial Group, Inc.	216,089
5,113	Kia Motors Corp.	407,470
4,478	Korea Electric Power Corp.	98,836
1,180	Korea Investment Holdings Co., Ltd.	107,955
713	Kumho Petrochemical Co., Ltd.	138,919
342	LG Chemical, Ltd.	258,241
7,824	LG Display Co., Ltd. (a)	170,081
2,269	LG Electronics, Inc.	328,516
236	LG Household & Health Care, Ltd.	369,132
15,796	LG Uplus Corp.	215,362
46,426	Meritz Securities Co., Ltd.	195,285
11,298	Mirae Asset Securities Co. Ltd.	94,614
761	Naver Corp.	282,383
348	NCSoft Corp.	253,213
9,686	NH Investment & Securities Co., Ltd.	110,941
1,006	Orion Corp.	105,865
3,405	Pearl Abyss Corp. (a)	228,505
1,183	POSCO	365,606
1,195	POSCO Chemical Co., Ltd.	152,584
721	Samsung Electro-Mechanics Co., Ltd.	113,065
51,401	Samsung Electronics Co., Ltd.	3,679,600
536	Samsung Fire & Marine Insurance Co., Ltd.	104,982
1,321	Samsung Life Insurance Co., Ltd.	93,734
243	Samsung SDI Co., Ltd.	150,451
613	Samsung SDS Co., Ltd.	100,677
2,897	Samsung Securities Co., Ltd.	115,577
3,554	Seegene, Inc.	260,864
1,866	Shin Poong Pharmaceutical Co., Ltd.	142,804
5,446	Shinhan Financial Group Co., Ltd.	196,625
529	Shinsegae, Inc.	134,050
453	SK Chemicals Co., Ltd.	104,432
5,371	SK Hynix, Inc.	606,217
848	SKC CO Ltd.	119,505
3,601	Woongjin Coway Co., Ltd.	251,266
12,323	Woori Financial Group Inc.	125,459
		14,363,112
	Russian Federation - 2.37%
3,389	LUKOIL PJSC - ADR	311,788
9,067	Magnit PJSC - ADR	131,512
7,479	MMC Norilsk Nickel PJSC - ADR	253,688
4,954	Novolipetsk Steel PJSC - ADR	156,163
2,092	Polyus PJSC - GDR - ADR (d)	202,617
30,029	Sberbank of Russia PJSC - ADR	501,184
9,904	Severstal PJSC - GDR - ADR (d)	213,160
4,243	Tatneft PJSC - ADR	185,101
89,152	VTB Bank PJSC - GDR - ADR (d)	118,668
3,865	X5 Retail Group NV - ADR	135,604

30,029	Sberbank of Russia PJSC - ADR	501,184
9,904	Severstal PJSC - GDR - ADR (d)	213,160
4,243	Tatneft PJSC - ADR	185,101
89,152	VTB Bank PJSC - GDR - ADR (d)	118,668
3,865	X5 Retail Group NV - ADR	135,604
2,515	Yandex NV - Class A - ADR (a)(b)	177,936
		2,387,421
	South Africa - 3.60%
21,809	Absa Group, Ltd. (a)	207,162
5,915	African Rainbow Minerals, Ltd.	105,770
1,408	Anglo American Platinum, Ltd.	162,614
5,801	AngloGold Ashanti, Ltd.	107,675
12,660	Aspen Pharmacare Holdings, Ltd. (a)	143,702
7,292	Bid Corp., Ltd. (a)	158,101
833	Capitec Bank Holdings Ltd.	98,193
7,902	Clicks Group, Ltd.	135,955
30,263	FirstRand, Ltd.	113,543
17,627	Gold Fields, Ltd.	157,192
19,194	Impala Platinum Holdings, Ltd.	315,694
4,843	Kumba Iron Ore, Ltd.	216,418
13,842	Mr. Price Group, Ltd.	203,267
19,943	MTN Group, Ltd. (a)	144,080
19,305	MultiChoice Group, Ltd.	158,631
1,106	Naspers, Ltd. - N Shares	233,197
21,482	Nedbank Group, Ltd. (a)	256,989
7,473	Northam Platinum, Ltd. (a)	112,885
6,791	Sasol, Ltd. (a)	103,455
27,370	Sibanye Stillwater, Ltd.	114,061
17,604	Standard Bank Group, Ltd.	157,215
57,566	Woolworths Holdings, Ltd. (a)	217,638
		3,623,437
	South Korea - 0.15%
1,482	Lotte Shopping Co., Ltd.	151,916
	Taiwan, Province of China - 16.31%
17,873	Accton Technology Corp.	211,645
146,780	Acer, Inc.	154,262
20,761	Advantech Co., Ltd.	256,886
5,222	Airtac International Group	201,151
13,275	Asustek Computer, Inc.	177,009
138,815	AU Optronics Corp.	112,254
69,121	Cathay Financial Holding Co., Ltd.	133,641
32,975	Chailease Holding Co., Ltd.	239,560
366,154	China Development Financial Holding Corp.	172,679
191,655	China Life Insurance Co., Ltd.	181,175
96,454	China Steel Corp.	136,980
187,746	Compal Electronics, Inc.	150,586
19,794	Delta Electronics, Inc.	215,039
11,065	Eclat Textile Co., Ltd.	260,529
161,701	Evergreen Marine Corp. Taiwan, Ltd.	1,142,168
98,235	Far Eastern New Century Corp.	112,804
36,956	Feng TAY Enterprise Co., Ltd.	324,204
43,064	Foxconn Technology Co., Ltd.	101,429
103,394	Fubon Financial Holding Co., Ltd.	274,105
6,782	Globalwafers Co., Ltd.	223,604
115,485	Hon Hai Precision Industry Co., Ltd.	463,673
281,190	Innolux Corp.	209,179
1,054	Largan Precision Co., Ltd.	117,196
56,679	Lite-On Technology Corp.	117,092
19,435	MediaTek, Inc.	670,240
34,179	Micro-Star International Co., Ltd.	193,086
10,617	Nan Ya Printed Circuit Board Corp.	148,362
22,253	Nien Made Enterprise Co., Ltd.	330,086
16,673	Novatek Microelectronics Corp.	297,998
5,830	Phison Electronics Corp.	100,270
107,426	Pou Chen Corp.	151,444
33,661	Powertech Technology, Inc.	129,792
26,608	President Chain Store Corp.	251,087
23,737	Realtek Semiconductor Corp.	429,993
60,655	Ruentex Development Co., Ltd.	123,123
427,176	Shin Kong Financial Holding Co., Ltd.	146,022
33,743	Taiwan Mobile Co., Ltd.	123,528
269,519	Taiwan Semiconductor Manufacturing Co., Ltd.	5,804,909
34,512	Unimicron Technology Corp.	159,623

138,249	Uni-President Enterprises Corp.	363,034
328,146	United Microelectronics Corp.	622,264
32,634	Vanguard International Semiconductor Corp.	138,251
86,804	Winbond Electronics Corp.	108,369
61,274	WPG Holdings, Ltd.	112,397
36,515	Yang Ming Marine Transport Corp. (a)	239,019
110,540	Yuanta Financial Holding Co Ltd.	106,439
		16,438,186
	Thailand - 1.46%
20,684	Advanced Info Service PCL - NVDR	110,422
121,550	Charoen Pokphand Foods PCL	100,586
61,152	CP ALL PCL - NVDR	114,561
20,368	Delta Electronics Thailand PCL - NVDR	367,388
253,363	Home Product Center PCL - NVDR	113,937
57,354	Krungthai Card PCL	120,012
79,676	Muangthai Capital PCL - NVDR	143,215
125,548	Osotspa PCL - NVDR	148,032
68,680	SRISAWAD CORP PCL - NVDR	147,516
1,011,952	True Corp. PCL	100,505
		1,466,174
	Turkey - 1.03%
176,271	Akbank Turk AS	106,924
25,776	BIM Birlesik Magazalar AS	183,993
59,236	Eregli Demir ve Celik Fabrikalari TAS	122,568
6,144	Ford Otomotiv Sanayi AS	119,863
54,027	KOC Holding AS	113,741
54,502	Turkcell Iletisim Hizmetleri AS	100,832
160,264	Turkiye Garanti Bankasi AS	153,021
235,956	Turkiye Is Bankasi - Series C	138,293
		1,039,235
	United Arab Emirates - 0.87%
54,071	Abu Dhabi Commercial Bank PJSC	101,204
66,602	Abu Dhabi Islamic Bank PJSC	99,443
134,074	Abu Dhabi National Oil Co. for Distribution PJSC	158,138
98,377	Aldar Properties PJSC	102,348
89,456	Emaar Properties PJSC	101,603
28,075	Emirates NBD Bank PJSC	101,274
19,902	Emirates Telecommunications Group Co. PJSC	119,201
21,596	First Abu Dhabi Bank PJSC	98,186
		881,397
	United States - 0.14%
2,154	Southern Copper Corp. (b)	138,545
	Total Common Stocks (Cost $54,201,667)	87,836,545

	INVESTMENT COMPANIES - 9.84%
	China - 7.75%
45,626	iShares Core MSCI Emerging Markets ETF (b)	3,056,486
99,416	KraneShares Bosera MSCI China ETF - Class A (b)	4,756,061
		7,812,547
	Saudi Arabia - 2.09%
53,409	iShares MSCI Saudi Arabia ETF (b)	2,105,383
	Total Investment Companies (Cost $7,494,710)	9,917,930

	PREFERRED STOCKS - 2.60%
	Brazil - 1.53%
46,865	Banco Bradesco SA - Preference Shares	242,532
10,010	Bradespar SA - Preference Shares	149,693
10,414	Braskem SA - Series A - Preference Shares (a)	124,265
63,533	Cia Energetica de Minas Gerais - Preference Shares	155,071
87,760	Cia Paranaense de Energia - Series B - Preference Shares	104,102
22,680	Gerdau SA - Preference Shares	134,699
47,999	Itau Unibanco Holding SA - Preference Shares	287,774
58,108	Petroleo Brasileiro SA - Preference Shares	343,826
		1,541,962
	Republic of Korea - 1.07%
285	LG Chem, Ltd. - Preference Shares	97,082
393	LG Household & Health Care, Ltd. - Preference Shares	266,952
10,895	Samsung Electronics Co., Ltd. - Preference Shares	713,079
		1,077,113
	Total Preferred Stocks (Cost $1,599,007)	2,619,075

	SHORT TERM INVESTMENTS - 0.63%
	Money Market Funds - 0.63%
	DWS Government Money Market Series - Institutional Shares
640,439	Effective Yield, 0.04% (c)	640,439
	Total Short Term Investments (Cost $640,439)	640,439
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 9.64%
	Mount Vernon Liquid Assets Portfolio, LLC
9,708,745	Effective Yield, 0.10% (c)	9,708,745
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $9,708,745)	9,708,745

	Total Investments (Cost $73,644,568) - 109.89%	110,722,734
	Liabilities in Excess of Other Assets - (9.89%)	(9,968,165)
	TOTAL NET ASSETS - 100.00%	$100,754,569

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2021.
(d)
Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund’s liquidity guidelines. The value of these securities total $763,546, which represents 0.76% of total net assets.

Glossary of Terms
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

GuideMark® Emerging Markets Fund
Schedule of Investments by Industry (Unaudited)
June 30, 2021

COMMON STOCKS
Auto Components	0.41%
Automobiles	2.03%
Banks	6.78%
Beverages	0.43%
Biotechnology	0.87%
Capital Markets	1.14%
Chemicals	1.17%
Commercial Services & Supplies	0.21%
Communications Equipment	0.34%
Construction & Engineering	0.57%
Construction Materials	1.18%
Consumer Finance	0.81%
Containers & Packaging	0.11%
Department Stores	0.15%
Diversified Financial Services	0.60%
Diversified Telecommunication Services	1.08%
Electric Utilities	0.36%
Electrical Equipment	0.41%
Electronic Equipment, Instruments & Components	2.95%
Entertainment	0.99%
Food & Staples Retailing	2.16%
Food Products	2.61%
Gas Utilities	0.24%
Health Care Providers & Services	0.40%
Hotels, Restaurants & Leisure	0.45%
Household Durables	0.99%
Household Products	0.50%
Independent Power and Renewable Electricity Producers	0.34%
Industrial Conglomerates	0.52%
Insurance	2.24%
Interactive Media & Services	1.38%
Internet & Direct Marketing Retail	7.14%
Internet Software & Services	0.18%
IT Services	7.71%
Life Sciences Tools & Services	0.48%

Machinery	0.38%
Marine	1.88%
Media	0.58%
Metals & Mining	6.32%
Multiline Retail	0.83%
Oil, Gas & Consumable Fuels	3.10%
Paper & Forest Products	0.23%
Personal Products	0.80%
Pharmaceuticals	1.98%
Real Estate Management & Development	1.32%
Road & Rail	0.10%
Semiconductors & Semiconductor Equipment	13.06%
Software	0.45%
Specialty Retail	0.90%
Technology Hardware, Storage & Peripherals	1.44%
Textiles, Apparel & Luxury Goods	2.12%
Thrifts & Mortgage Finance	0.36%
Trading Companies & Distributors	0.17%
Transportation Infrastructure	0.13%
Water Utilities	0.11%
Wireless Telecommunication Services	0.99%
TOTAL COMMON STOCKS	87.18%

INVESTMENT COMPANIES
Exchange Traded Funds	9.84%
TOTAL INVESTMENT COMPANIES	9.84%

PREFERRED STOCKS
Banks	0.53%
Chemicals	0.22%
Electric Utilities	0.26%
Metals & Mining	0.28%
Oil, Gas & Consumable Fuels	0.34%
Personal Products	0.26%
Semiconductors & Semiconductor Equipment	0.71%
TOTAL PREFERRED STOCKS	2.60%

SHORT TERM INVESTMENTS
Money Market Funds	0.63%
TOTAL SHORT TERM INVESTMENTS	0.63%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Fund	9.64%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	9.64%

TOTAL INVESTMENTS	109.89%
Liabilities in Excess of Other Assets	(9.89)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.